SCHEDULE OF SHORT TERM LOAN ARRANGEMENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 6,330,638	$ 10,008,552	$ 72,967
Related Party [Member]
Short-Term Debt [Line Items]
Total	3,875,000	5,875,000
Insurance Funding Loan [Member]
Short-Term Debt [Line Items]
Total	130,638	258,552	72,967
Other Loans [Member]
Short-Term Debt [Line Items]
Total	$ 2,325,000	$ 3,875,000